SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Current income tax expense	$ (5,212)
Deferred income tax expense
Total income tax expense	$ (5,212)